CONVERTIBLE DEBT NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SCHEDULE OF CONVERTIBLE DEBT, NET

Convertible debt, net, consists of:

	Interest	Default	Conversion	Principal Balance at December 31,		Accrued Interest Balance at December 31,
Lender	Rate	Rate	Price	2021	2020	2021	2020
YA Global Investments, LP - loan date February 5, 2016 and due date of April 30, 2016, in technical default	6.00%	18.00%	(1)	$-	$2,715,990	$-	$2,298,634
Westmount Holdings International, Ltd - loan date January 12, 2010 due on demand	14.00%	14.00%	(2)	537,317	537,317	893,044	817,819
Tangiers Investment Group, LLC – loan date March 9, 2013 and due date of March 9, 2014, in technical default	10.00%	20.00%	(3)	-	-	891	891
Tangiers Investment Group, LLC - loan date November 13, 2013 and due date of November 13, 2014, in technical default	10.00%	20.00%	(3)	-	17,000	-	22,547
Tangiers Investment Group, LLC – loan date March 27, 2014 and due date of March 27, 2015, in technical default	10.00%	20.00%	(3)	75,000	75,000	107,219	92,219
Tangiers Investment Group, LLC – due on demand	0.00%	15.00%	(3)	47,000	72,000	62,892	61,264
Tangiers Investment Group, LLC – loan date October 11, 2016 and due date of October 20, 2017, in technical default	0.00%	20.00%	0.0001	10,000	10,000	6,663	6,411
Tangiers Investment Group, LLC – loan date January 30, 2017 and due date of January 30, 2018, in technical default	10.00%	20.00%	0.001	30,910	30,910	18,445	21,129
Tangiers Investment Group, LLC – loan date July 19, 2021 and due date of July 19, 2022	10.00%	20.00%	$0.001	105,000	-	4,775	-
Tangiers Investment Group, LLC – loan date September 8, 2021 and due date of September 8, 2022	10.00%	20.00%	$0.001	105,000	-	3,279	-
Dakota Capital Pty, Ltd – loan date April 8, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(4)	200,000	200,000	216,482	188,842
Zoom Marketing – loan date August 23, 2013 and due date of January 23, 2014, in technical default	5.00%	10.00%	(9)	65,000	65,000	55,819	49,319
Burrington Capital, LLC – loan date April 2, 2014 and due date of October 1, 2014, in technical default	10.00%	15.00%	(13)	25,000	25,000	52,447	41,721
Patrick Ferro – loan date April 3, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(14)	26,825	26,825	34,948	31,193
Barry Liben – loan date April 3, 2014 and due date of December 31, 2014, in technical default	0.00%	0.00%	(14)	52,800	52,800	-	-
Jared Robert – loan date December 10, 2014 and due date of June 10, 2015, in technical default	10.00%	15.00%	(13)	20,000	20,000	35,883	28,144
Raphael Cariou – loan date August 3, 2012 and due date of February 3, 2013, in technical default	10.00%	15.00%	(5)	7,000	7,000	20,763	16,918
Raphael Cariou – loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	82,178	82,178	493,167	349,820
Raphael Cariou - loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	94,178	94,178	552,242	391,187
Redwood Management, LLC – loan date of March 21, 2011 and due date of March 18, 2013, in technical default	14.00%	14.00%	(2)	123,936	123,936	153,329	135,978
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	8,640	8,640	101,485	87,176
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	42,000	42,000	101,941	83,278
Tim Burgess – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	136,914	129,414
Azriel Nagar – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	136,914	129,414
Kelburgh, Ltd – loan date of February 12, 2012 and due date of March 22, 2012, in technical default	10.00%	15.00%	(9)	13,000	13,000	43,311	35,512
Premier IT Solutions – loan date of October 5, 2011 and due date of March 5, 2012, in technical default	10.00%	15.00%	(8)	21,962	21,962	77,073	63,358
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	32,000	32,000	56,137	48,457
LG Capital Funding, LLC – loan date of January 7, 2015 and due date of January 7, 2016, in technical default	12.00%	24.00%	(12)	20,625	20,625	32,094	27,144
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	24,000	24,000	42,103	36,343
Barclay Lyons – loan date of January 28, 2011 and due date of July 28, 2011 in technical default	21.00%	36.00%	(7)	10,750	10,750	41,484	37,614
Blackridge Capital, LLC – loan date of April 2, 2011 and due date of July 28, 2011 in technical default	10.00%	15.00%	(8)	6,985	6,985	106,920	94,596
Blackridge Capital, LLC – loan date of February 21, 2014 and due date of September 21, 2014 in technical default	8.00%	8.00%	(11)	5,000	5,000	4,152	3,451
RBB Capital, LLC – loan date of June 2, 2011 and due date of June 1, 2012 in technical default	8.00%	15.00%	(16)	-	7,683	-	21,271
RBB Capital, LLC – loan date of June 29, 2011 and due date of June 29, 2012 in technical default	8.00%	8.00%	(17)	-	202	-	5,531
Julian Herskowitz – loan date of July 8, 2003 and due date of January 8, 2004 in technical default	8.00%	15.00%	(18)	-	-	16,287	16,287
Patrick Tuohy – loan date of April 1, 2014 and due date of December 31, 2014 in technical default	14.00%	14.00%	(13)	-	-	153	153
Richard Wynns – loan date July 22, 2005 and due date of December 31, 2006, in technical default	5.00%	5.00%	$0.15	7,500	7,500	7,127	6,752
Richard Wynns - loan date July 26, 2010 and due date of December 31, 2011, in technical default	10.00%	10.00%	(6)	93,998	93,998	108,072	98,672
Total				1,993,603	4,549,479	3,724,455	5,474,608
Less debt discounts				(6,178)	-	-	-
Net				$1,987,425	$4,549,479	$3,724,455	$5,474,608

(1)	Lesser of (a) $0.0003 or (b) 50% of the lowest closing price during the 20-day trading period prior to conversion.
(2)	Lesser of (a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
(3)	50% of the lowest closing price during the 20-day trading period prior to conversion.
(4)	Lesser of (a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
(5)	86.9565% of the average prices of the five trading days prior to the conversion date.
(6)	75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
(7)	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
(8)	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
(9)	85% of the average of the five trading days prior to the applicable conversion date.
(10)	35% of the lowest closing price during the 20-day trading period prior to conversion.
(11)	60% of the lowest closing price during the 30-day trading period prior to conversion
(12)	50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
(13)	60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
(14)	50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
(15)	45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
(16)	50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(17)	85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(18)	65% of the lowest closing price during the 7-day trading period prior to conversion

Coroware, Inc. and Subsidiaries [Member]
SCHEDULE OF CONVERTIBLE DEBT, NET

Convertible debt, net, consists of:

				Principal Balance at		Accrued Interest Balance at
Lender	Interest Rate	Default Rate	Conversion Price	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021

Westmount Holdings International, Ltd – loan date January 12, 2010 due on demand	14.00%	14.00%	(2)	$537,317	$537,317	$911,592	$893,044
Tangiers Investment Group, LLC – loan date March 9, 2013 and due date of March 9, 2014, in technical default	10.00%	20.00%	(3)	-	-	891	891
Tangiers Investment Group, LLC – loan date March 27, 2014 and due date of March 27, 2015, in technical default	10.00%	20.00%	(3)	75,000	75,000	110,918	107,219
Tangiers Investment Group, LLC – due on demand	0.00%	15.00%	(3)	47,000	47,000	62,892	62,892
Tangiers Investment Group, LLC – loan date October 11, 2016 and due date of October 20, 2017, in technical default	0.00%	20.00%	0.0001	10,000	10,000	6,663	6,663
Tangiers Investment Group, LLC – loan date January 30, 2017 and due date of January 30, 2018, in technical default	10.00%	20.00%	0.001	30,910	30,910	18,445	18,445
Tangiers Investment Group, LLC – loan date July 19, 2021 and due date of July 19, 2022	10.00%	20.00%	$0.001	105,000	105,000	7,364	4,775
Tangiers Investment Group, LLC – loan date September 8, 2021 and due date of September 8, 2022	10.00%	20.00%	$0.001	105,000	105,000	5,868	3,279
Tangiers Investment Group, LLC – loan date March 21, 2022 and due date of March 21, 2023	12.00%	16.00%	0.0002	55,000	-	181	-
Lloyd T. Spencer (the Company’s sole officer and director) – loan date March 7, 2022 and due date of March 7, 2023	12.00%	16.00%	0.0002	66,000	-	521	-
Dakota Capital Pty, Ltd – loan date April 8, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(4)	200,000	200,000	223,386	216,482
Zoom Marketing – loan date August 23, 2013 and due date of January 23, 2014, in technical default	5.00%	10.00%	(9)	65,000	65,000	57,241	55,819
Burrington Capital, LLC – loan date April 2, 2014 and due date of October 1, 2014, in technical default	10.00%	15.00%	(13)	25,000	25,000	55,347	52,447
Patrick Ferro – loan date April 3, 2014 and due date of December 31, 2014, in technical default	14.00%	14.00%	(14)	26,825	26,825	35,874	34,948
Barry Liben – loan date April 3, 2014 and due date of December 31, 2014, in technical default	0.00%	0.00%	(14)	52,800	52,800	-	-
Jared Robert – loan date December 10, 2014 and due date of June 10, 2015, in technical default	10.00%	15.00%	(13)	20,000	20,000	37,976	35,883
Raphael Cariou – loan date August 3, 2012 and due date of February 3, 2013, in technical default	10.00%	15.00%	(5)	7,000	7,000	21,803	20,763
Raphael Cariou – loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	82,178	82,178	535,296	493,167
Raphael Cariou - loan date March 12, 2015 and due date of September 12, 2015, in technical default	24.00%	29.00%	(5)	94,178	94,178	599,574	552,242
Redwood Management, LLC – loan date of March 21, 2011 and due date of March 18, 2013, in technical default	14.00%	14.00%	(2)	123,936	123,936	157,608	153,329
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	8,640	8,640	105,330	101,485
AGS Capital Group, LLC – loan date of February 25, 2013 and due date of February 25, 2014, in technical default	14.00%	14.00%	(10)	42,000	42,000	106,967	101,941
Tim Burgess – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	138,763	136,914
Azriel Nagar – loan date of July 8, 2003 and due date of January 8, 2004, in technical default	8.00%	15.00%	$1.00	50,000	50,000	138,763	136,914
Kelburgh, Ltd – loan date of February 12, 2012 and due date of March 22, 2012, in technical default	10.00%	15.00%	(9)	13,000	13,000	45,419	43,311
Premier IT Solutions – loan date of October 5, 2011 and due date of March 5, 2012, in technical default	10.00%	15.00%	(8)	21,962	21,962	80,782	77,073
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	32,000	32,000	58,031	56,137
LG Capital Funding, LLC – loan date of January 7, 2015 and due date of January 7, 2016, in technical default	12.00%	24.00%	(12)	20,625	20,625	33,314	32,094
LG Capital Funding, LLC – loan date of March 11, 2014 and due date of March 11, 2015, in technical default	12.00%	24.00%	(12)	24,000	24,000	43,524	42,103
Barclay Lyons – loan date of January 28, 2011 and due date of July 28, 2011 in technical default	21.00%	36.00%	(7)	10,750	10,750	42,438	41,484
Blackridge Capital, LLC – loan date of April 2, 2011 and due date of July 28, 2011 in technical default	10.00%	15.00%	(8)	6,985	6,985	111,185	106,920
Blackridge Capital, LLC – loan date of February 21, 2014 and due date of September 21, 2014 in technical default	8.00%	8.00%	(11)	5,000	5,000	4,334	4,152
Julian Herskowitz – loan date of July 8, 2003 and due date of January 8, 2004 in technical default	8.00%	15.00%	(18)	-	-	16,287	16,287
Patrick Tuohy – loan date of April 1, 2014 and due date of December 31, 2014 in technical default	14.00%	14.00%	(13)	-	-	153	153
Richard Wynns – loan date July 22, 2005 and due date of December 31, 2006, in technical default	5.00%	5.00%	$0.15	7,500	7,500	7,219	7,127
Richard Wynns - loan date July 26, 2010 and due date of December 31, 2011, in technical default	10.00%	10.00%	(6)	93,997	93,997	110,422	108,072
Total				2,114,603	1,993,603	3,892,551	3,724,455
Less debt discounts				(118,865)	(6,178)	-	-
Net				$1,995,738	$1,987,425	$3,892,551	$3,724,455

(1)	n/a
(2)	Lesser of (a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
(3)	50% of the lowest closing price during the 20-day trading period prior to conversion.
(4)	Lesser of (a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
(5)	86.9565% of the average prices of the five trading days prior to the conversion date.
(6)	75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
(7)	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
(8)	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
(9)	85% of the average of the five trading days prior to the applicable conversion date.
(10)	35% of the lowest closing price during the 20-day trading period prior to conversion.
(11)	60% of the lowest closing price during the 30-day trading period prior to conversion
(12)	50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
(13)	60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
(14)	50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
(15)	45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
(16)	50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(17)	85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
(18)	65% of the lowest closing price during the 7-day trading period prior to conversion